Derivative Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	$ 25,258	[1]	$ 61,743	[1]
Liability Derivatives	44,342	[2]	3,924	[2]
Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,030	[1]	1,411	[1]
Liability Derivatives	500	[2]	842	[2]
Foreign Exchange Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	12,528	[1]	3,589	[1]
Liability Derivatives	39,813	[2]	3,924	[2]
Foreign Exchange Contracts | Derivatives Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	1,030	[1]	1,411	[1]
Liability Derivatives	500	[2]	842	[2]
Cross Currency Interest Rate Swaps | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives	12,730	[1]	58,154	[1]
Liability Derivatives	$ 4,529	[2]	$ 0	[2]

[1]	(*) Presented as part of other receivables and long-term other receivables.
[2]	(**) Presented as part of other payables and long-term other payables.